DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Estimated fair value				$ 1,395,980
Depreciation expense for the discontinued operations			$ 0	73,272
Production capitalized costs			0	1,395,461
Write down capitalized costs				1,395,980
Capitalized developmental costs	$ 0		0	0
Depreciation and amortization expense on oil and gas properties	0	$ 0	0	0
Impairment proved properties	0	$ 0	0	$ 0
Estimated future asset retirement	62,537		62,337
Capital	5,000		5,000
Liabilities of discontinued operations, non-current	$ 97,463		$ 97,463